2. Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investment securities available for sale
Estimated Fair Value	$ 297,890	$ 297,823
Mortgage-backed securities
Investment securities available for sale
Amortized Cost	123,706	146,755
Gross Unrealized Gains	1,040	1,875
Gross Unrealized Losses	769	606
Estimated Fair Value	123,977	148,024
U.S. Government sponsored enterprises
Investment securities available for sale
Amortized Cost	22,115	18,714
Gross Unrealized Gains	97	203
Gross Unrealized Losses	69	80
Estimated Fair Value	22,143	18,837
State and political subdivisions
Investment securities available for sale
Amortized Cost	148,468	118,591
Gross Unrealized Gains	1,987	7,171
Gross Unrealized Losses	5,087	104
Estimated Fair Value	145,368	125,658
Corporate bonds
Investment securities available for sale
Amortized Cost	3,522	2,571
Gross Unrealized Gains	11	19
Gross Unrealized Losses	70	4
Estimated Fair Value	3,463	2,586
Trust preferred securities
Investment securities available for sale
Amortized Cost	1,250	1,250
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	1,250	1,250
Equity securities
Investment securities available for sale
Amortized Cost	748	748
Gross Unrealized Gains	941	720
Gross Unrealized Losses	0	0
Estimated Fair Value	1,689	1,468
Total
Investment securities available for sale
Amortized Cost	299,809	288,629
Gross Unrealized Gains	4,076	9,988
Gross Unrealized Losses	5,995	794
Estimated Fair Value	$ 297,890	$ 297,823